CAPITAL AND RESERVES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Authorised share capital	200,700,000	200,700,000
Par value of share	$ 0.0109	$ 0.0109
Share issued
Cost incurred issue of shares	$ 139,000	$ 7,456,000
Treasury shares purchased	107,740	5,374,692
ADS Treasury shares [Member]
Disclosure of classes of share capital [line items]
Treasury shares purchased	26,935	1,343,673